Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Operating Activities
Net income (loss) attributable to Johnson Controls	$ (868)	$ 1,563	$ 1,215
Income from continuing operations attributable to noncontrolling interests	132	46	38
Income from discontinued operations attributable to noncontrolling interests	84	70	90
Net income (loss)	(652)	1,679	1,343
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation and amortization	953	860	955
Pension and postretirement benefit expense	460	396	321
Pension and postretirement contributions	(137)	(409)	(161)
Equity in earnings of partially-owned affiliates, net of dividends received	(250)	(144)	(153)
Deferred income taxes	(1,241)	327	(329)
Non-cash restructuring and impairment charges	221	183	181
Loss (gain) on business divestitures - net	(26)	(1,340)	111
Fair value adjustment of equity investment	(4)	0	(38)
Equity-based compensation	142	90	82
Other	5	(1)	(2)
Changes in assets and liabilities, excluding acquisitions and divestitures:
Accounts receivable	(344)	(297)	(18)
Inventories	1	(99)	(311)
Other assets	148	(113)	(192)
Restructuring reserves	141	(6)	(31)
Accounts payable and accrued liabilities	398	348	440
Accrued income taxes	2,080	126	197
Cash provided by operating activities	1,895	1,600	2,395
Investing Activities
Capital expenditures	(1,249)	(1,135)	(1,199)
Sale of property, plant and equipment	32	37	79
Acquisition of businesses, net of cash acquired	353	(22)	(1,733)
Business divestitures	32	1,646	225
Changes in long-term investments	(48)	(44)	19
Other	(7)	(12)	16
Cash provided (used) by investing activities	(887)	470	(2,593)
Financing Activities
Increase (decrease) in short-term debt - net	556	(68)	73
Increase in long-term debt	1,501	299	2,001
Repayment of long-term debt	(1,299)	(191)	(833)
Payments of Financing Costs	(45)	0	0
Stock repurchases	(501)	(1,362)	(1,249)
Payment of cash dividends	(915)	(657)	(568)
Proceeds from the exercise of stock options	70	275	186
Cash paid to acquire a noncontrolling interest	(2)	(38)	(5)
Payments of Ordinary Dividends, Noncontrolling Interest	(306)	(68)	(55)
Other	8	(11)	38
Cash used by financing activities	(933)	(1,821)	(412)
Effect of exchange rate changes on cash and cash equivalents	12	(81)	(20)
Change in Cash Held For Sale	(61)
Change in cash held for sale		21	9
Increase (decrease) in cash and cash equivalents	26	189	(621)
Cash and cash equivalents at beginning of period	553	364	985
Cash and cash equivalents at end of period	$ 579	$ 553	$ 364